iShares
®
Global Tech ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  — 0.1%
NEXTDC Ltd.
(a)(b)
........................ 255,745 $ 2,590,934
WiseTech Global Ltd. ..................... 71,201 1,633,476
Xero Ltd.
(a)(b)
........................... 57,361 2,883,674
7,108,084
a
Canada  — 0.8%
Celestica, Inc.
(b)
......................... 38,657 14,098,323
CGI, Inc. ............................. 62,993 4,071,615
Constellation Software, Inc.
(a)
................ 6,698 12,609,667
Open Text Corp. ........................ 81,450 1,802,726
Shopify, Inc., Class A
(b)
.................... 410,190 46,929,264
79,511,595
a
China  — 0.2%
Xiaomi Corp., Class B
(a)(b)(c)
................. 5,752,065 15,976,425
a
Finland  — 0.2%
Nokia OYJ ............................ 1,815,239 24,208,429
a
France  — 0.3%
Capgemini SE .......................... 51,425 5,162,686
Dassault Systemes SE .................... 221,083 4,509,485
STMicroelectronics N.V.
(b)
.................. 217,566 16,104,987
25,777,158
a
Germany  — 1.0%
Infineon Technologies AG .................. 439,134 41,367,253
SAP SE .............................. 342,870 52,852,774
94,220,027
a
Japan  — 3.7%
Advantest Corp. ......................... 245,500 50,506,299
Canon, Inc. ............................ 304,800 7,806,042
Disco Corp. ............................ 31,600 16,439,376
FUJIFILM Holdings Corp. .................. 418,200 8,946,742
Fujitsu Ltd. ............................ 584,700 11,617,986
Ibiden Co. Ltd. .......................... 94,200 14,222,429
Keyence Corp. ......................... 66,740 33,736,200
Kyocera Corp. .......................... 471,900 10,465,810
Lasertec Corp. ......................... 26,800 8,512,707
Murata Manufacturing Co. Ltd. ............... 619,900 44,499,367
NEC Corp. ............................ 456,300 11,016,128
Nomura Research Institute Ltd. .............. 146,500 4,109,907
Obic Co. Ltd. ........................... 109,900 2,580,983
Omron Corp. ........................... 64,900 2,345,486
Renesas Electronics Corp. ................. 628,400 19,397,977
Ricoh Co. Ltd. .......................... 191,300 1,666,733
SCREEN Holdings Co. Ltd. ................. 63,800 7,156,880
TDK Corp. ............................ 652,900 14,647,367
Tokyo Electron Ltd. ...................... 157,300 76,267,501
345,941,920
a
Netherlands  — 3.0%
ASM International N.V. .................... 15,585 17,922,455
ASML Holding N.V. ...................... 130,516 258,444,569
BE Semiconductor Industries N.V. ............ 24,824 8,198,178
284,565,202
a
South Korea  — 7.2%
Samsung Electronics Co. Ltd. ............... 1,651,333 366,426,026
SK hynix, Inc. .......................... 179,738 317,162,475
683,588,501
a
Security Shares Value
a
Sweden  — 0.2%
Hexagon AB, Class B ..................... 706,941 $ 5,848,768
Telefonaktiebolaget LM Ericsson, Class B ....... 983,122 11,025,411
16,874,179
a
Switzerland  — 0.1%
Logitech International SA, Registered .......... 47,576 4,463,033
Temenos AG, Registered .................. 18,617 1,523,057
5,986,090
a
Taiwan  — 7.2%
ASE Technology Holding Co. Ltd. ............. 1,179,000 26,311,209
Delta Electronics, Inc. ..................... 643,000 40,382,814
Hon Hai Precision Industry Co. Ltd. ............ 4,096,378 32,687,830
MediaTek, Inc. .......................... 537,000 73,174,133
Quanta Computer, Inc. .................... 917,000 10,690,840
Taiwan Semiconductor Manufacturing Co. Ltd. .... 6,092,600 480,646,743
United Microelectronics Corp. ............... 3,976,000 21,326,470
685,220,039
a
United Kingdom  — 0.1%
Halma PLC ............................ 127,658 6,672,477
Sage Group PLC (The) .................... 310,043 3,363,676
10,036,153
a
United States  — 75.1%
Accenture PLC, Class A ................... 206,463 25,692,256
Adobe, Inc.
(b)
........................... 135,927 27,867,754
Advanced Micro Devices, Inc.
(b)
.............. 548,365 318,550,712
Akamai Technologies, Inc.
(b)
................. 48,891 5,779,405
Amphenol Corp., Class A .................. 413,721 72,947,287
Analog Devices, Inc. ...................... 164,180 65,207,371
Apple, Inc. ............................ 3,712,843 1,074,348,251
Applied Materials, Inc. .................... 266,885 192,957,855
AppLovin Corp., Class A
(b)
.................. 90,479 46,617,495
Arista Networks, Inc.
(b)
.................... 347,244 58,989,811
Autodesk, Inc.
(b)
......................... 71,006 13,804,987
Broadcom, Inc. ......................... 1,196,881 452,121,798
Cadence Design Systems, Inc.
(b)
............. 92,751 34,811,305
CDW Corp. ............................ 42,958 6,041,613
Ciena Corp.
(b)
.......................... 47,550 23,326,128
Cisco Systems, Inc. ...................... 1,328,345 156,027,404
Cognizant Technology Solutions Corp., Class A .... 159,357 6,171,897
Coherent Corp.
(b)
........................ 65,792 25,952,970
Corning, Inc. ........................... 263,383 67,275,920
Crowdstrike Holdings, Inc., Class A
(b)
........... 85,598 65,323,258
Datadog, Inc., Class A
(b)
................... 111,250 28,965,050
Dell Technologies, Inc., Class C .............. 97,283 41,973,723
F5, Inc.
(b)
............................. 18,970 7,890,761
Fair Isaac Corp.
(b)
........................ 7,792 9,309,726
First Solar, Inc.
(b)
........................ 36,132 8,525,707
Flex Ltd.
(b)
............................. 123,646 20,039,307
Fortinet, Inc.
(b)
.......................... 209,424 32,171,715
Gartner, Inc.
(b)
.......................... 22,515 2,918,394
Gen Digital, Inc. ......................... 185,349 4,613,337
GoDaddy, Inc., Class A
(b)
................... 44,522 3,779,027
Hewlett Packard Enterprise Co. .............. 446,215 20,128,759
HP, Inc. .............................. 307,557 6,747,801
Intel Corp.
(b)
........................... 1,588,819 221,846,797
International Business Machines Corp. ......... 316,080 88,884,857
Intuit, Inc. ............................. 92,997 24,272,217
Jabil, Inc. ............................. 35,480 13,676,830
Keysight Technologies, Inc.
(b)
................ 57,676 20,190,637
KLA Corp. ............................. 439,298 132,540,600
Lam Research Corp. ..................... 420,566 182,243,865
Lumentum Holdings, Inc.
(b)
................. 26,157 22,444,275

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Global Tech ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
United States (continued)
Marvell Technology, Inc. ................... 294,442 $ 87,711,327
Microchip Technology, Inc. .................. 181,977 16,596,302
Micron Technology, Inc. .................... 379,252 437,766,791
Microsoft Corp. ......................... 1,877,845 700,473,742
Monolithic Power Systems, Inc. .............. 16,518 22,833,822
Motorola Solutions, Inc. ................... 55,820 23,181,488
NetApp, Inc. ........................... 66,357 10,269,409
NVIDIA Corp. .......................... 6,122,747 1,225,100,447
NXP Semiconductors N.V. .................. 84,900 23,859,447
ON Semiconductor Corp.
(b)
................. 131,792 12,459,616
Oracle Corp. ........................... 570,651 83,628,904
Palantir Technologies, Inc., Class A
(b)
.......... 772,163 90,088,257
Palo Alto Networks, Inc.
(b)
.................. 272,737 93,008,772
PTC, Inc.
(b)
............................ 38,840 4,412,612
Qnity Electronics, Inc. ..................... 70,395 11,496,207
QUALCOMM, Inc. ....................... 354,455 65,499,739
Roper Technologies, Inc. ................... 33,932 11,482,250
Salesforce, Inc. ......................... 275,111 43,098,889
Sandisk Corp.
(b)
......................... 49,802 113,236,301
Seagate Technology Holdings PLC ............ 75,404 72,764,860
ServiceNow, Inc.
(b)
....................... 346,823 34,432,587
Skyworks Solutions, Inc. ................... 50,577 3,429,121
Super Micro Computer, Inc.
(b)
................ 189,254 5,550,820
Synopsys, Inc.
(b)
........................ 64,421 28,736,275
TE Connectivity PLC ..................... 98,158 19,789,634
Teledyne Technologies, Inc.
(b)
................ 15,574 10,386,301
Teradyne, Inc. .......................... 52,644 25,471,273
Texas Instruments, Inc. .................... 306,059 91,227,006
Trimble, Inc.
(b)
.......................... 78,389 4,011,949
Tyler Technologies, Inc.
(b)
.................. 14,175 4,145,621
VeriSign, Inc. .......................... 27,543 6,928,717
Western Digital Corp. ..................... 115,913 74,035,951
Workday, Inc., Class A
(b)
................... 68,506 8,386,505
Zebra Technologies Corp., Class A
(b)
........... 16,017 4,216,635
7,102,696,439
a
Total Common Stocks — 99.2%
(Cost: $4,973,786,769) ............................. 9,381,710,241
a
Preferred Stocks
South Korea  — 0.4%
Samsung Electronics Co. Ltd., Preference Shares,
NVS ............................... 269,798 38,047,548
a
Total Preferred Stocks — 0.4%
(Cost: $10,087,527) ............................... 38,047,548
a
Warrants
Canada  — 0.0%
Constellation Software Inc., (Issued 08/29/23,
1 Share for 1 Warrant, Expires 03/31/40, Strike
Price CAD 11.50)
(a)(b)(d)
................... 5,997 —
a
Total Warrants — 0.0%
(Cost: $–) ...................................... —
a
Total Long-Term Investments — 99.6%
(Cost: $4,983,874,296) ............................. 9,419,757,789
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.5%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.82%
(e)(f)(g)
..................... 15,154,332 $ 15,158,878
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.62%
(e)(f)
............................ 26,635,135 26,635,135
a
Total Short-Term Securities — 0.5%
(Cost: $41,792,503) ............................... 41,794,013
Total Investments —  100.1%
(Cost: $5,025,666,799) ............................. 9,461,551,802
Liabilities in Excess of Other Assets — (0.1)% ............. (5,753,146)
Net Assets — 100.0% ............................... $ 9,455,798,656
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
Global Tech ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 12,780,967  $ 2,364,753
(a)
$ —  $ 11,648  $ 1,510  $ 15,158,878  15,154,332  $ 28,732
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 8,084,030  18,551,105
(a)
—  —  —  26,635,135  26,635,135  155,452  —
$ —  $ 11,648  $ 1,510
$ 41,794,013
$ 184,184  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ...................................................... 86 09/18/26 $ 33,317 $ (246,904)

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Global Tech ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,182,208,034  $ 2,199,502,207  $ —  $ 9,381,710,241
Preferred Stocks ......................................... —  38,047,548  —  38,047,548
Warrants .............................................. —  —  —  —
Short-Term Securities
Money Market Funds ...................................... 41,794,013  —  —  41,794,013
$ 7,224,002,047  $ 2,237,549,755  $ —  $ 9,461,551,802
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (246,904) $ —  $ —  $ (246,904)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)